Property and Equipment (Details) - P3 Health Partners Inc. - USD ($)		1 Months Ended	3 Months Ended			6 Months Ended		11 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 02, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment, Net, by Type [Abstract]
Financial Designation, Predecessor and Successor [Fixed List]	Successor	Successor	Successor	Predecessor	Predecessor	Successor	Predecessor	Predecessor	Predecessor	Predecessor
Property and Equipment, Gross	$ 8,230,250	$ 8,230,250	$ 9,630,761			$ 9,630,761			$ 7,743,414
Less: Accumulated Depreciation	(182,321)	(182,321)	(1,337,796)			(1,337,796)			(1,592,827)
Property and Equipment, Net	8,047,929	8,047,929	8,292,965			8,292,965			6,150,587
Leasehold Improvements (Cycle: Lease Term)
Property, Plant and Equipment, Net, by Type [Abstract]
Property and Equipment, Gross	1,537,091	1,537,091	1,582,725			1,582,725			1,392,688
Furniture & Fixtures
Property, Plant and Equipment, Net, by Type [Abstract]
Property and Equipment, Gross	1,108,184	1,108,184	1,360,095			1,360,095			1,150,789
Computer Equipment & Software
Property, Plant and Equipment, Net, by Type [Abstract]
Property and Equipment, Gross	2,700,617	2,700,617	2,703,230			2,703,230			1,947,894
Medical Equipment
Property, Plant and Equipment, Net, by Type [Abstract]
Property and Equipment, Gross	414,100	414,100	414,100			414,100			457,822
Software (Development in Process)
Property, Plant and Equipment, Net, by Type [Abstract]
Property and Equipment, Gross	2,433,470	2,433,470	3,533,823			3,533,823			$ 2,794,221
Other
Property, Plant and Equipment, Net, by Type [Abstract]
Property and Equipment, Gross	$ 36,788	$ 36,788	$ 36,788			$ 36,788